Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Balance Sheets (Details) (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	50,000,000	50,000,000
Preferred stock, share issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	21,370,280	21,060,190
Common stock, share outstanding	21,370,280	21,060,190
Parent Company [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, share authorized	50,000,000	50,000,000
Preferred stock, share issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	21,370,280	21,060,190
Common stock, share outstanding	21,370,280	21,060,190